Federated Hermes Enhanced Income ETF Expense Example - Federated Hermes Enhanced Income ETF - Federated Hermes Enhanced Income ETF	Aug. 22, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160